Consolidated Balance Sheets (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 223,857	$ 46,007	$ 2,374
Accounts receivable	66,667	4,258	0
Due from related parties	75,106	84,269	32,806
Prepaid expenses	99,238	24,184	25,000
TOTAL CURRENT ASSETS	464,868	158,718	60,180
Property and equipment, net	17,990	25,563	32,125
Available-for-sale investments at fair value	105,618	352,500	83,286
Investments accounted for under the equity method	786,560	87,200	82,500
Investments accounted for under the cost method	766,598	766,598	1,191,598
Deposits and other assets	23,980	23,980	3,980
TOTAL ASSETS	2,165,614	1,414,559	1,453,669
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	191,821	211,432	190,482
Accrued expenses	13,071	66,103	2,246
Notes payable	1,301,723	250,000	412,500
Deferred revenue	0	1,750	20,833
Due to related parties	44,053	116,349	109,590
TOTAL CURRENT LIABILITIES	1,550,668	645,634	735,651
Convertible notes payable	238,026	686,500	0
TOTAL LIABILITIES	1,788,694	1,332,134	735,651
Commitments and contingencies (Note 13)
Stockholders' equity:
Common stock	301	257	250
Additional paid in capital	6,436,348	5,456,067	5,255,624
Non-controlling interest	48,359	24,175	0
Other comprehensive income (loss)	(156,213)	68,027	(84,000)
Accumulated deficit	(5,425,455)	(4,929,418)	(3,917,853)
Less treasury stock	(526,420)	(536,683)	(536,003)
Total stockholders' equity	376,920	82,425	718,018
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,165,614	$ 1,414,559	$ 1,453,669